CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net loss	$ (7,663)	$ (11,453)	$ (197,294)	$ (29,326)
Reconciliation of net loss to net cash used in operating activities
Depreciation	2,205	8,452	17,298	17,480
Amortization of deferred financing costs	90	0	359	359
Overhaul of engine costs and drydock payments	(772)	(5,389)	(3,610)	(341)
Amortization of acquired time charters		(1,226)
Impairment loss on vessels	0	0	(160,080)	0
Foreign currency loss	0	0	198	(12)
Changes in operating assets and liabilities
Accounts receivable	(609)	(3,748)	(506)	(606)
Fuel, lube oil, and consumables	200	687	329	(270)
Prepaid and other current assets	(365)	1,496	(326)	262
Accounts payable, other current liabilities	308	276	1,902	(1,725)
Accounts payable, related party	(183)	607	(237)	147
Net cash used in operating activities	(6,789)	(10,298)	(21,807)	(14,032)
Cash flows from investing activities
Investment in vessels	0	0	(45)	(830)
Cash acquired from Predecessor through reverse acquisition	0	1,657	0	0
Net cash provided by/ (used in) investing activities	0	1,657	(45)	(830)
Cash flows from financing activities
Proceeds from issuance of common stock	0	0	4,945	48,336
Repayment of credit facility	0	0	(4,095)	0
Issuance of common stock - Equity Line of Credit	0	20,000	0	0
Cash dividends paid to shareholders	0	0	(1,860)	(4,933)
Net cash provided / (used in) by financing activities	0	20,000	(1,010)	43,403
Net increase/(decrease) in cash and cash equivalents	(6,789)	11,359	(22,862)	28,541
Cash and cash equivalents at beginning of period	8,446	1,657	31,506	2,953
Effect of exchange rate changes on cash and cash equivalents	0	0	(198)	12
Cash and cash equivalents at the end of period	1,657	12,681	8,446	31,506
Supplemental cash flow information
Cash paid for interest, net of amounts capitalized	$ 2,289	$ 6,241	$ 7,090	$ 4,417